Shareholder Fees - FidelityNewYorkMunicipalMoneyMarketFund-PremiumPRO	Apr. 01, 2023 USD ($)
FidelityNewYorkMunicipalMoneyMarketFund-PremiumPRO | Fidelity New York Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none